Financial risk management and fair values (Tables)	12 Months Ended
Jun. 30, 2021
Disclosure Of Financial Risk Management And Fair Values [Line Items]
Schedule of Group's exposure to credit risk and ECLs for trade receivables

	As at June 30, 2020
		Gross
	Expected	carrying	Loss
	loss rate	amount	allowance
	%	RMB’000	RMB’000
Current (not past due)	1%	149,162	(1,790)
Less than 90 days past due	6%	64,526	(3,923)
91 - 270 days past due	12%	70,088	(8,256)
271 - 450 days past due	50%	33,771	(16,886)
		317,547	(30,855)
Additional loss allowance due to specific consideration on certain distributors		12,328	(12,328)
		329,875	(43,183)

	As at June 30, 2021
		Gross
	Expected	carrying	Loss
	loss rate	amount	allowance
	%	RMB’000	RMB’000
Current (not past due)	2%	236,210	(4,827)
Less than 90 days past due	5%	38,141	(1,907)
91 - 270 days past due	12%	27,838	(3,341)
271 - 450 days past due	26%	25,055	(6,514)
451 - 810 days past due	58%	10,347	(6,001)
More than 810 days past due	100%	19,205	(19,205)
		356,796	(41,795)
Additional loss allowance due to specific consideration on certain distributors		18,032	(18,032)
		374,828	(59,827)

Schedule of movement in the loss allowance account in respect of trade receivables

RMB’000
Balance at July 1, 2019	(91,726)
Amounts written off during the year	73,431
Credit loss recognized during the year	(24,239)
Exchange adjustment	(649)
Balance at June 30, 2020	(43,183)

Amounts written off during the year	—
Credit loss recognized during the year	(19,870)
Exchange adjustment	3,226
Balance at June 30, 2021	(59,827)

Schedule of remaining contractual maturities at the end of the years presented of the Group's financial liabilities, which are based on contractual undiscounted cash flows (including interest payments computed using contracted rates or, if floating, based on rates current at the end of the year presented) and the earliest date the Group can be required to pay

	As at June 30,
	2020	2021
	RMB’000	RMB’000
Within 1 year or on demand	401,182	13,669

After 1 year but within 2 years	15,066	442
After 2 years but within 5 years	141	1,297
More than 5 years	—	5,186

	15,207	6,925

	416,389	20,594

Schedule of interest rate profile of the Group's loans and borrowings and cash and cash equivalents

	Interest rates		Interest rates
	%	As at June 30,	%	As at June 30,
		2020		2021
		RMB‘000		RMB‘000
Fixed rate instrument:
Loans and borrowings	0%~9%	(416,389)	0%~9%	(20,594)
		(416,389)		(20,594)

Variable rate instrument:
Cash at bank (Note 23)	0%~5%	2,853,501	0%~3%	6,771,104
		2,853,501		6,771,104

Schedule of exposure to foreign currencies

	Exposure to foreign currencies
	(Expressed in thousands of Renminbi)
	As at June 30, 2020
	United States		Hong Kong
	Dollars	Euros	Dollars	Others
	RMB’000	RMB’000	RMB’000	RMB’000
Trade and other receivables	11,036	800	629	—
Cash and cash equivalents	669,992	2,557	2,886	320
Trade and other payables	(15,026)	(5,468)	(29,241)	(1,233)
Loans and borrowings	(141)	—	—	—
Net exposure arising from recognized assets and liabilities	665,861	(2,111)	(25,726)	(913)

	Exposure to foreign currencies
	(Expressed in thousands of Renminbi)
	As at June 30, 2021
	United States		Hong Kong
	Dollars	Euros	Dollars	Renminbi	Others
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Trade and other receivables	20,423	—	—	—	1,818
Cash and cash equivalents	402,563	19,927	2,728	601,491	1,306
Trade and other payables	(24,760)	(4,526)	(23,968)	—	(17)
Loans and borrowings	(6,613)	—	—	—	—
Net exposure arising from recognized assets and liabilities	391,613	15,401	(21,240)	601,491	3,107

Schedule of Group's financial assets that are measured at fair value

	Fair value at	Fair value measurements as at
	June 30,	June 30, 2020 categorized into
	2020	Level 1	Level 2	Level 3
	RMB’000	RMB’000	RMB’000	RMB’000
Recurring fair value measurement
Liabilities:
—Redeemable shares with other preferential rights (i)	2,381,327	—	—	2,381,327

	Fair value at	Fair value measurements as at
	June 30,	June 30, 2021 categorized into
	2021	Level 1	Level 2	Level 3
	RMB’000	RMB’000	RMB’000	RMB’000
Recurring fair value measurement
Assets:
—Other investments (ii)	102,968	—	102,968	—

Schedule of movements during the year in the balance of the Level 3 fair value measurements

RMB’000
Paid-in capital subject to redemption and other preferential rights / redeemable shares with other preferential rights:
At July 1, 2019	1,701,294
Changes in fair value recognized in profit or loss during the year	680,033
At June 30, 2020	2,381,327
Changes in fair value recognized in profit or loss during the year	1,625,287
Exchange adjustment	(42,771)
Conversion into Class A ordinary shares upon IPO of the Company	(3,963,843)
At June 30, 2021	—
Total gains or losses for the year ended June 30, 2020 included in profit or loss for liabilities	680,033
Total gains or losses for the year ended June 30, 2021 included in profit or loss for liabilities	1,625,287

Currency risk
Disclosure Of Financial Risk Management And Fair Values [Line Items]
Schedule of instantaneous change in the Group's profit after tax (and retained profits) and other components of consolidated equity that would arise if foreign exchange rates to which the Group has significant exposure at the end of each reporting period had changed at that date, assuming all other risk variables remained constant

	As at June 30, 2020		As at June 30, 2021
		Effect on		Effect on
	Increase /	loss for the	Increase /	loss for the
	(decrease) in	year and	(decrease) in	year and
	foreign	accumulated	foreign	accumulated
	exchange rates	losses	exchange rates	losses
		RMB’000		RMB’000
United States Dollars	1%	5,552	1%	3,242
	(1)%	(5,552)	(1)%	(3,242)
Euros	1%	(21)	1%	128
	(1)%	21	(1)%	(128)
Hong Kong Dollars	1%	(257)	1%	(177)
	(1)%	257	(1)%	177
Renminbi	—	—	1%	6,015
	—	—	(1)%	(6,015)
Others	1%	(10)	1%	27
	(1)%	10	(1)%	(27)

Liquidity risk
Disclosure Of Financial Risk Management And Fair Values [Line Items]
Schedule of remaining contractual maturities at the end of the years presented of the Group's financial liabilities, which are based on contractual undiscounted cash flows (including interest payments computed using contracted rates or, if floating, based on rates current at the end of the year presented) and the earliest date the Group can be required to pay

		More	More
		than 1	than 2			Carrying
	Within	year but	years but	More		amount at
	1 year or	less than	less than	than 5		June 30,
	on demand	2 years	5 years	years	Total	2020
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Trade and other payables	2,419,795	—	—	—	2,419,795	2,419,795
Loans and borrowings	408,568	15,154	147	—	423,869	416,389
Lease liabilities	228,249	168,804	202,826	60,748	660,627	602,974
	3,056,612	183,958	202,973	60,748	3,504,291	3,439,158

		More	More
		than 1	than 2			Carrying
	Within	year but	years but	More		amount at
	1 year or	less than	less than	than 5		June 30,
	on demand	2 years	5 years	years	Total	2021
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Trade and other payables	2,809,182	—	—	—	2,809,182	2,809,182
Loans and borrowings	13,944	641	1,880	5,770	22,235	20,594
Lease liabilities	342,211	217,229	277,726	54,848	892,014	804,412
	3,165,337	217,870	279,606	60,618	3,723,431	3,634,188